Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents (Note 3)	$ 3,332,838	$ 15,380,489
Term deposits (Note 4)	35,586,890	27,499,188
Marketable equity securities (Note 5)	814,350	98,053
Assets held for sale (Note 6)	775,000
Income tax receivable (Note 10)		8,091,104
Prepaid expense and other	506,253	458,939
Total current assets	41,015,331	51,527,773
Property, plant and equipment, net (Note 6)	399,935	1,416,152
Total assets	41,415,266	52,943,925
Current Liabilities:
Accounts payable and accrued expenses (Note 2)	1,256,004	647,283
Income tax payable (Note 10)	9,514,009
Severance accrual (Note 9)		531,981
Contingent value rights (Note 2)		172,077
Total current liabilities	10,770,013	1,351,341
Total liabilities	10,770,013	$ 1,351,341
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued		0
Contributed surplus	20,625,372	$ 20,625,372
Stock options (Note 9)	23,560,891	23,561,301
Accumulated deficit	(316,222,183)	(295,273,771)
Total shareholders' equity	30,645,253	51,592,584
Total liabilities and shareholders' equity	$ 41,415,266	$ 52,943,925